Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans

(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$1,406	N/A	$182	N/A
Loans, net of unearned income	52,829	N/A	76,772	N/A
Less: Allowance for loan losses	-	N/A	827	N/A
Total net loans	52,829	N/A	75,945	N/A
Other assets	86	$69,811	436	$67,117
Total assets	$54,321	$69,811	$76,563	$67,117
Liabilities:
Term borrowings	$41,100	N/A	$65,612	N/A
Other liabilities	5	$51,251	4	$50,825
Total liabilities	$41,105	$51,251	$65,616	$50,825

Summary of the Impact of Qualifying LIHTC Investments

(Dollars in thousands)	2015	2014	2013
Provision/(benefit) for income taxes
Amortization of qualifying LIHTC investments	$13,496	$9,880	$12,246
Low income housing tax credits	(9,450)	(9,850)	(11,543)
Other tax benefits related to qualifying LIHTC investments	(10,787)	(7,438)	(3,149)

Summary Of VIEs Not Consolidated By FHN

The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2015:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$70,530	$17,968	(a)
Other Tax Credit Investments (b) (c)	20,977	-	Other assets
Small issuer trust preferred holdings (d)	333,906	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	49,809	64,365	(e)
Proprietary residential mortgage securitizations	23,982	-	(f)
Holdings of agency mortgage-backed securities (d)	4,101,454	-	(g)
Commercial loan troubled debt restructurings (h)	27,649	-	Loans, net of unearned income
Sale-Leaseback Transaction	11,827	-	(i)

  Maximum loss exposure represents $52.6 million of current investments and $18.0 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $64.4 million classified as Term borrowings.
  Includes $.6 million classified as MSR, $4.4 million classified as Trading securities, and $19.0 million of aggregate servicing advances.
  Includes $.4 billion classified as Trading securities and $3.7 billion classified as Securities available-for-sale.
  Maximum loss exposure represents the value of current receivables. A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
  Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2014:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$61,161	$4,678	(a)
Other Tax Credit Investments (b) (c)	21,746	-	Other assets
Small issuer trust preferred holdings (d)	364,882	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	51,613	62,561	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	25,904	-	(g)
Holdings of agency mortgage-backed securities (d)	3,881,505	-	(h)
Commercial loan troubled debt restructurings (i) (j)	47,258	-	Loans, net of unearned income

Certain previously reported amounts have been reclassified to agree with current presentation.

  Maximum loss exposure represents $56.5 million of current investments and $4.7 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $62.6 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN’s involvement.
  Includes $.7 million classified as MSR related to proprietary and agency residential mortgage securitizations and $5.6 million classified as Trading securities related to proprietary and agency residential mortgage securitizations. Aggregate servicing advances of $19.6 million are classified as Other assets.
  Includes $519.1 million classified as Trading securities and $3.4 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $44.0 million of current receivables and $3.2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.